Note 5 - SHORT-TERM BANK DEPOSITS (Details Narrative)	Dec. 31, 2012	Dec. 31, 2011
Note 5 - Short-Term Bank Deposits Details Narrative
Bank deposits interest rates range from	3.70%	0.30%
Bank deposits interest rates to	2.75%	0.25%